Share-Based Compensation - Share Options Rollforward (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Number of Options
Beginning balance (in shares) | shares	5,611,429
Granted (in shares) | shares	2,678,175
Exercised (in shares) | shares	(192,844)
Canceled or forfeited (in shares) | shares	(1,753,479)
Ending balance (in shares) | shares	6,343,281	5,611,429
Exercisable (in shares) | shares	2,764,732
Vested and expected to vest (in shares) | shares	6,343,281
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share) | $ / shares	$ 17.19
Granted weighted average exercise price (usd per share) | $ / shares	7.90
Exercised weighted average exercise price (usd per share) | $ / shares	0.64
Canceled or forfeited weighted average exercise price (usd per share) | $ / shares	15.75
Ending balance weighted average exercise price (usd per share) | $ / shares	14.18	$ 17.19
Exercisable weighted average exercise price (usd per share) | $ / shares	18.43
Vested and expected to vest weighted average exercise price (usd per share) | $ / shares	$ 14.18
Weighted-Average Remaining Contractual Term (Years)
Weighted average contractual term outstanding	8 years 3 months	7 years 11 months 15 days
Weighted average contractual term exercisable	7 years 4 months 17 days
Weighted average contractual term vested and expected to vest	8 years 3 months
Aggregate Intrinsic Value
Options outstanding | $	$ 948	$ 4,262
Options exercisable | $	484
Options vested and expected to vest | $	$ 948